Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 785
Exploration Expense	(82)	$ (2,123)	$ (888)
Ending Balance	787	785
E&E Assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	785	3,673
Additions	73	374
Transfers to Assets Held for Sale		(1)
Transfers From Assets Held for Sale		46
Exploration Expense	(82)	(2,123)
Change in Decommissioning Liabilities	9	(8)
Exchange Rate Movements and Other	2
Divestitures		(1,176)
Ending Balance	$ 787	$ 785	$ 3,673